RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transactions with related parties:

(in thousands of $)	2020	2019	2018
Transactions with Golar and affiliates:
Management and administrative services fees (a)	(8,525)	(9,645)	(9,809)
Ship management fees (b)	(5,263)	(4,460)	(5,200)
Interest expense on short-term loans (c)	(317)	(109)	—
Income on deposits paid to Golar (d)	—	—	4,779
Distributions from/(to) Golar, net (e)	8,897	(19,291)	(42,842)

Amounts due from/(to) related parties:

As of December 31, 2020 and 2019, balances with related parties consisted of the following:

(in thousands of $)	2020	2019
Balances due from Golar and its affiliates (c)	1,164	2,845
Methane Princess lease security deposit due (to)/from Golar (f)	(360)	2,253
	804	5,098

(a) Management and administrative services fees - We are party to a management and administrative services agreement with Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Where external service provider costs are incurred by Golar Management on our behalf, these expenses are recharged to us at cost. We may terminate the agreement by providing 120 days’ written notice.

(b) Ship management fees - Golar and certain of its subsidiaries charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain subsidiaries of Golar, including Golar Management. We may terminate these agreements by providing 30 days’ written notice.
(c) Interest expense on short-term loan, balances due from/(to)Golar and its affiliates - Receivables and payables with Golar and its affiliates primarily comprise of unpaid fees and expenses for management and administrative services and vessel management services performed by Golar and its affiliates, dividends due in respect of the Hilli Common Units, and other related party arrangements, including short term loan balances. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances due from and to Golar and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

During the year ended December 31, 2020, we borrowed a total of $45.0 million with interest at a rate of LIBOR plus a margin of 5.0% from Golar. We repaid the loans in full, including interest of $0.3 million during the year ended December 31, 2020.

In November 2019, we borrowed $15.0 million from Golar, with the loan bearing interest at a rate of LIBOR plus 5.0%. We repaid the loan in full, including interest of $0.1 million, on December 30, 2019.

(d) Income on deposits paid to Golar - On August 15, 2017, Golar Partners Operating LLC, our wholly owned subsidiary, entered into a purchase and sale agreement (the “Hilli Purchase Agreement”) for the Hilli Acquisition. Concurrently with the execution of the Hilli Purchase Agreement, we paid a $70 million deposit to Golar, upon which we received interest at a rate of 5% per annum. We have accounted for $4.8 million as interest income for the year ended December 31, 2018 on the Deferred Purchase Price and $70 million deposit. We applied the deposit and interest accrued to the net purchase price on July 12, 2018, upon completion of the Hilli Acquisition.

(e) Distributions from/(to) Golar, net - We have declared and paid quarterly distributions totaling $10.5 million, $36.8 million, and $48.4 million to Golar for each of the years ended December 31, 2020, 2019 and 2018, respectively, in respect of the common units and General Partner units owned by it.
During the years ended December 31, 2020, 2019 and 2018, Hilli LLC declared distributions totaling $19.4 million, $17.5 million and $5.6 million, respectively, in respect of the Hilli Common Units owned by us. These amounts include reimbursements for Operating Expenses, as set forth below.

(f) Methane Princess Lease security deposit due (to)/from Golar - This represents net advances to or from Golar since the IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided by Golar under the Omnibus Agreement (see below). Accordingly, these amounts held with Golar will be settled as part of the eventual termination of the Methane Princess Lease.